SCHEDULE OF LONG-TERM PREPAYMENTS (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Long-term Prepayments
Prepayments for operation	$ 1,211,585	$ 155,332	$ 1,714,066
Prepayments for marketing expenses	370,129	47,452	903,290
Prepayments for market advisory service	801,000	102,692	5,469,957
Total prepaid expenses current	2,382,714	305,476	8,087,313
Prepayments for operation	2,003	257
Prepayments for marketing expenses			801,000
Total prepaid expenses non-current	$ 2,384,717	$ 305,733	$ 8,888,313